Fair Value Measurements and Valuation Processes (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

Level 2 assets and liabilities are shown below.

	At 30 June		At 31 December
	2021	2020	2020
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	50	65	65
– cross-currency swaps	326	466	444
– forward foreign currency contracts	338	183	288
Assets at fair value	714	714	797
Liabilities at fair value
Derivatives relating to
– interest rate swaps	34	52	53
– cross-currency swaps	9	156	-
– forward foreign currency contracts	103	277	266
Liabilities at fair value	146	485	319